Schedule of Investments
September 30, 2024 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.38%

Beverages - 2.36%
PepsiCo, Inc.	1,318	224,126

ComputerPeripheral Equipment - 3.41%
Palo Alto Networks, Inc. (2)	945	323,001

Computer Storage Devices - 2.49%
NetApp, Inc.	1,907	235,534

Converted Paper & Paperboard Products (No Container/Boxes) - 5.24%
Avery Dennison Corp.	2,244	495,385

Crude Petroleum & Natural Gas - 2.82%
Devon Energy Corp.	6,811	266,446

Electronic Components, NEC - 4.33%
Vertiv Holdings Co.	4,122	410,098

Engines & Turbines - 3.84%
Cummins, Inc.	1,121	362,969

Finance Services - 3.99%
Apollo Global Management, Inc. Class A	3,023	377,603

Hospital & Medical Service Plans - 4.27%
Elevance Health, Inc.	777	404,040

Life Insurance - 1.99%
Metlife, Inc.	2,279	187,972

National Commercial Banks - 6.53%
JP Morgan Chase & Co.	1,680	354,245
PNC Financial Services Group, Inc.	1,424	263,226

		617,471

Operative Builders - 4.49%
D.R. Horton, Inc.	2,226	424,654

Petroleum Refining - 3.59%
Valero Energy Corp.	2,519	340,141

Pharmaceutical Preparations - 3.78%
AbbVie, Inc.	1,810	357,439

Retail-Grocery Stores - 1.90%
The Kroger Co.	3,144	180,151

Retail-Lumber & Other Building Materials Dealers - 3.28%
Lowes Cos., Inc.	1,147	310,665

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.78%
Northrop Grumman Corp.	498	262,979

Semiconductors & Related Devices - 10.76%
Applied Materials, Inc.	3,598	726,976
NVIDIA Corp.	2,400	291,456

		1,018,432

Services-Computer Programming, Data Processing, Etc. - 6.18%
Alphabet, Inc. Class A	1,658	274,979
AppLovin Corp. (2)	2,370	309,404

		584,383

Services-Prepackaged Software - 6.06%
Microsoft Corp.	1,332	573,160

Services-Video Tape Rental - 3.52%
Netflix, Inc. (2)	469	332,648

Transportation Services - 3.74%
Booking Holdings, Inc.	84	353,818

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.04%
Cencora, Inc.	1,276	287,202

Total Common Stock	(Cost $ 3,816,026)	8,930,315

Real Estate Investment Trusts - 3.48%

Equinix, Inc.	371	329,311

Total Real Estate Investment Trusts	(Cost $ 138,089)	329,311

Money Market Registered Investment Companies - 2.20%

Federated Hermes Government Obligations Fund - Institutional Class - 4.80% (3)	209,528	209,528

Total Money Market Registered Investment Companies	(Cost $ 209,528)	209,528

Total Investments - 100.08%	(Cost $ 4,163,643)	9,469,153

Liabilities in Excess of Other Assets - (0.08%)		(7,570)

Total Net Assets - 100.00%		9,461,583

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$9,469,153	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,469,153	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.